Investment properties (Tables)	12 Months Ended
Jun. 30, 2021
Investment properties
Schedule of investment property

£’000
At 1 July 2019
Cost	32,193
Accumulated depreciation and impairment	(7,214)
Net book amount	24,979
Year ended 30 June 2019
Opening net book amount	24,979
Depreciation charge	(365)
Impairment charge	(3,787)
Closing net book amount	20,827
At 30 June 2020
Cost	32,193
Accumulated depreciation and impairment	(11,366)
Net book amount	20,827
Year ended 30 June 2021
Opening net book amount	20,827
Depreciation charge	(274)
Closing net book amount	20,553
At 30 June 2021
Cost	32,193
Accumulated depreciation and impairment	(11,640)
Net book amount	20,553

Schedule of other amounts recognized in profit or loss for investment properties

	2021	2020	2019
	£’000	£’000	£’000
Rental revenue	2,216	2,424	1,749
Direct operating expenses from properties, all of which generated rental revenue	761	305	416